Cover Page	Nov. 09, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 09, 2026
Entity Registrant Name	GCM Grosvenor Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39716
Entity Tax Identification Number	85-2226287
Entity Address, Address Line One	900 North Michigan Avenue
Entity Address, Address Line Two	Suite 1100
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60611
City Area Code	312
Local Phone Number	506-6500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	GCMG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001819796
Amendment Flag	false